Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment
Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated economic lives of the assets, which range as follows:

Land	Indefinite
Buildings	60 years
Medical and surgical equipment	13 years
Electrical and other equipment	5-7 years
Computer equipment, furniture and fixtures	3-7 years
Vehicles	5-7 years
Capitalized software development costs	3 years
Property and equipment consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
Land	$—	$15,459
Buildings	—	18,086
Leasehold improvements	868	3,393
Medical and surgical equipment	—	2,953
Electrical and other equipment	21	508
Computer equipment, furniture and fixtures	16,222	12,029
Vehicles	302	185
Capitalized software development costs	4,404	3,837
Construction in progress	2,590	4,363

	24,407	60,813
Accumulated depreciation and amortization	(10,338)	(4,741)

Total property and equipment, net	$14,069	$56,072

Schedule of Error Corrections and Prior Period Adjustments
Certain prior period amounts have been reclassified to conform to the current year presentation as shown below:

	Nine Months Ended September 30, 2022			Three Months Ended December 31, 2022	Year Ended December 31, 2022
	As Reported	Reclassifications	As Adjusted	As Reported	As Reported
Revenues:
Services	$81,382	$—	$81,382	$29,571	$110,953
Licenses and subscriptions	10,612	—	10,612	1,954	12,566
Products	26,312	—	26,312	8,972	35,284

Total revenues	118,306	—	118,306	40,497	158,803

Cost of revenues:
Services	42,647	4,256	46,903	16,051	62,954
License and subscriptions	913	—	913	347	1,260
Products	18,550	—	18,550	5,884	24,434

Total cost of revenues	62,110	4,256	66,366	22,282	88,648

Gross profit	56,196	(4,256)	51,940	18,215	70,155
Operating expenses:
Sales and marketing	10,983	639	11,622	4,329	15,951
Research and development	5,600	344	5,944	1,944	7,888
General and administrative	42,213	(5,239)	36,974	11,781	48,755
Depreciation and amortization	13,272	—	13,272	2,868	16,140
Stock-based compensation	4,588	—	4,588	1,876	6,464
Lease abandonment expenses	75	—	75	—	75
Goodwill and intangible asset impairment	112,270	—	112,270	1,791	114,061
Acquisition, integration, and transformation costs	15,182	—	15,182	7,032	22,214

Total operating expenses	204,183	(4,256)	199,927	31,621	231,548

Loss from operations	$(147,987)	$—	$(147,987)	$(13,406)	$(161,393)

	For The Year Ended December 31, 2021
	As Reported	Reclassifications	As Adjusted
Revenues:
Services	$70,223	$—	$70,223
Licenses and subscriptions	25,516	—	25,516
Products	28,056	—	28,056

Total revenues	123,795	—	123,795

Cost of revenues:
Services	41,366	3,773	45,139
License and subscriptions	19,183	—	19,183
Products	19,659	—	19,659

Total cost of revenues	80,208	3,773	83,981

Gross profit	43,587	(3,773)	39,814
Operating expenses:
Sales and marketing	9,275	1,363	10,638
Research and development	7,302	342	7,644
General and administrative	57,763	(5,478)	52,285
Depreciation and amortization	13,044	—	13,044
Stock-based compensation	1,048	—	1,048
Lease abandonment expenses	915	—	915
Goodwill and intangible asset impairment	297,930	—	297,930
Acquisition, integration, and transformation costs	36,289	—	36,289

Total operating expenses	423,566	(3,773)	419,793

Loss from operations	$(379,979)	$—	$(379,979)